Net Trading Gains and Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	¥ 333,315		¥ 206,016		¥ 421,593
Foreign exchange gains (losses)-net	98,054	[1]	55,998	[1]	(1,311)	[1]
Net trading gains (losses)	431,369		262,014		420,282
Trading securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	227,056		55,339		226,278
Derivative contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	¥ 106,259		¥ 150,677		¥ 195,315

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments.